Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
Master Trust
Net investment income for the Master Trust for the year ended December 31, 2025 is as follows:

Net realized and unrealized gains on investments	$2,868,482,058
Interest income, net of expenses	23,413,775
Dividend income	48,279,187
Net investment income	$2,940,175,020